SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Share	730,974	358,203	0
Vested - shares issued | Share	(171,871)	(80,676)
Vested - cash redemption (no shares issued) | Share	(51,867)	(18,550)
Forfeited/Expired | Share	(30,371)	(16,859)
Granted | Share	253,251	488,856	358,203
Outstanding at the end of year | Share	730,116	730,974	358,203
Weighted average grant date, beginning of year | $ / shares	$ 2.81	$ 3.7	$ 0
Weighted average grant date FV, Vested - shares issued | $ / shares	2.7	3.7
Weighted average grant date FV, Vested - cash redemption (no shares issued) | $ / shares	2.7	3.7
Weighted average grant date FV, Forfeited/Expired | $ / shares	2.16	3.7
Weighted average grant date, Granted | $ / shares	0.64	2.08	3.7
Weighted average grant date, end of year | $ / shares	$ 2.24	$ 2.81	$ 3.7